PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT
Schedule of movements in property and equipment and related accumulated depreciation

The movements in property and equipment and related accumulated depreciation during the years ended 31 December 2022 and 2021 were as follows:

				Acquisition
	1 January			of	31 December
	2022	Additions	Disposals	subsidiary	2022

Cost:
Motor vehicles	5,263	38,655	—	—	43,918
Furniture and fixtures (*)	358,669	148,621	(4,393)	72	502,969
Leasehold improvements	119,062	13,491	—	—	132,553

Total	482,994	200,767	(4,393)	72	679,440

Accumulated depreciation:
Motor vehicles	(3,311)	(4,931)	—	—	(8,242)
Furniture and fixtures	(189,189)	(64,295)	3,897	—	(249,587)
Leasehold improvements	(66,549)	(17,072)	—	—	(83,621)

Total	(259,049)	(86,298)	3,897	—	(341,450)

Net book value	223,945				337,990
(*)	Addition of furniture and fixtures mainly comprise of purchased computers, servers and machine equipment investments in the Group’s operation center.

	1 January			31 December
	2021	Additions	Disposals	2021

Cost:
Motor vehicles	3,647	1,685	(69)	5,263
Furniture and fixtures	274,799	87,851	(3,981)	358,669
Leasehold improvements	102,507	16,631	(76)	119,062
Advances given	1,449	—	(1,449)	—

Total	382,402	106,167	(5,575)	482,994

Accumulated depreciation:
Motor vehicles	(2,504)	(876)	69	(3,311)
Furniture and fixtures	(153,790)	(38,571)	3,172	(189,189)
Leasehold improvements	(52,956)	(13,593)	—	(66,549)

Total	(209,250)	(53,040)	3,241	(259,049)

Net book value	173,152			223,945